Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 3,111,683	$ 2,287,977	$ 17,723,884
Prepaid expenses and other current assets	1,226,576	1,293,554	708,053
Total current assets	4,338,259	3,581,531	18,431,937
Other assets:
Property and equipment, net	367,689	507,377	677,485
Right-of-use operating lease asset			63,817
Intangible assets, net	84,368	210,932	379,686
Total other assets	452,057	718,309	1,120,988
Total assets	4,790,316	4,299,840	19,552,925
Current liabilities:
Accounts payable	576,324	1,218,783	463,275
Accrued liabilities	253,150	1,075,643	1,705,655
Current portion of right-of-use operating lease obligation			63,820
Investment option liability	4,944	23,608	851,008
Warrant liability	4,748	25,470	185,215
Derivative liability			727,000
Total current liabilities	839,166	2,343,504	3,995,973
Commitments and contingencies (Note 9)
Mezzanine equity
Series C redeemable preferred stock, $0.01 par value, 100,000 shares authorized, and 0 shares issued and outstanding as of September 30, 2024 and December 31, 2023
Redeemable non-controlling interest			885,028
Total mezzanine equity			885,028
Shareholders’ equity
Preferred stock, $0.01 par value, 20,000,000 shares authorized; Series B preferred stock, $0.01 par value, 3,600,000 shares authorized, 0 shares issued and outstanding as of September 30, 2024 and December 31, 2023
Common stock, $0.01 par value, 100,000,000 shares authorized, 8,994,920 and 2,739,315 shares issued and outstanding as of September 30, 2024 and December 31, 2023	89,949	27,392	20,782
Additional paid-in capital	107,316,058	100,815,851	94,395,662
Stock subscription receivable		(1,817,640)
Accumulated deficit	(102,919,859)	(96,499,518)	(79,207,786)
Accumulated other comprehensive loss	(534,998)	(569,749)	(536,734)
Total shareholders’ equity	3,951,150	1,956,336	14,671,924
Total liabilities, mezzanine equity, and shareholders’ equity	$ 4,790,316	$ 4,299,840	$ 19,552,925